Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Accounts receivable	4,286	4,887	751
Allowance for doubtful accounts	(177)	(316)	(48)

	4,109	4,571	703

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	94	190	177	27
Amounts charged to expenses	115	39	190	29
Amounts written off	(19)	(52)	(51)	(8)

Balance as of December 31	190	177	316	48